Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and contingencies
Commitments and contingencies

28.  Commitments and contingencies

Operating lease commitments

The Group leases office, fulfillment centers and bandwidth under non-cancelable operating lease agreements. The rental and bandwidth leasing expenses were RMB419,235, RMB621,629 and RMB1,084,264 for the years ended December 31, 2012, 2013 and 2014, respectively, and were charged to Consolidated Statements of Operations and Comprehensive Loss when incurred.

Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more consist of the following:

	Office and fulfillment centers rental	Bandwidth leasing	Total
	RMB	RMB	RMB

2015	655,815	210,815	866,630
2016	320,434	77,640	398,074
2017	191,118	71,472	262,590
2018	135,168	71,472	206,640
2019	109,672	71,472	181,144
2020 and thereafter	176,299	44,063	220,362
	1,588,506	546,934	2,135,440

Capital commitments

The Group’s capital commitments primarily relate to commitments on construction of office building and warehouses. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB669,298 as of December 31, 2014. All of these capital commitments will be fulfilled in the following years according to the construction progress.

Legal proceedings

From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. Third parties assert patent infringement claims against the Group from time to time in the form of letters, lawsuits and other forms of communication. In addition, from time to time, the Group receives notification from customers claiming that they are entitled to indemnification or other obligations from the Group related to infringement claims made against them by third parties. Litigation, even if the Group is ultimately successful, can be costly and divert management’s attention away from the day-to-day operations of the Group.

The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities as of December 31, 2012, 2013 and 2014.